Cost of revenue (Tables)	6 Months Ended
Sep. 30, 2025
Cost Of Revenue
Schedule of Cost of Revenue by Major Source

The table reflects cost of revenue by major source for the six months ended September 30, 2025 and 2024:

	Six Months Ended September 30,
	2025	2024
	(unaudited)	(unaudited)
Sales of Software	¥590	¥377
Consulting and Support Services	2,308	2,019
Total	¥2,898	¥2,396